Consolidation of ownership interest in Prudential Assurance Malaysia Berhad	12 Months Ended
Dec. 31, 2025
Consolidation of ownership interest in Prudential Assurance Malaysia Berhad [Abstract]
Consolidation of ownership interest in Prudential Assurance Malaysia Berhad	D2 Ownership interest in Prudential Assurance Malaysia Berhad
Settlement reached in Malaysian dividend dispute
On 31 July 2025, Prudential announced that it has reached a full and final settlement regarding a dividend claim made by Detik
Ria Sdn Bhd ('Detik Ria'), the 49 per cent shareholder in Sri Han Suria Sdn Bhd ('SHS'), the holding company of Prudential
Assurance Malaysia Berhad ('PAMB').
Detik Ria had initiated legal proceedings against Prudential in April 2025 regarding dividends for the equivalent of approximately
$830 million plus interest at a rate of 5 per cent. As a result of the settlement, the equivalent of $83 million was paid to Detik Ria by way of a dividend from SHS, which was paid out of existing resources. In addition, Prudential has waived the equivalent of
$33 million which was owed by Detik Ria to one of Prudential’s subsidiaries as a result of the Federal Court decision disclosed in the Group’s consolidated financial statements for the year ended 31 December 2024.
All proceedings in respect of the dispute have been withdrawn. The settlement also provides for a mutual release of all liability from all ongoing claims and parties have agreed not to raise new claims for historic matters. It is governed by the laws of England and Wales and subject to Singapore arbitration.
In aggregate, the effect of the settlement was a small increment to the Group’s shareholder equity, which has been reflected in these consolidated financial statements.
Increase in ownership interest in January 2026
On 22 January 2026, the Company announced that Prudential Corporation Holdings Limited, a wholly-owned subsidiary of the
Group, had signed an agreement to acquire a further 19 per cent of Sri Han Suria Sdn. Bhd. (SHS), the holding company that owns Prudential Assurance Malaysia Berhad (PAMB) from Detik Ria Sdn. Bhd. (Detik Ria) for RM1.52 billion (approximately $375 million using the exchange rate on 21 January 2026 midday (Hong Kong time). The transaction was completed on 30 January
2026. PAMB is the Group’s conventional life insurance business in Malaysia. This transaction, which has been approved by Bank
Negara Malaysia, increases the Group’s stake in SHS from 51 per cent to 70 per cent.
The Group will continue to consolidate the business of PAMB as a subsidiary controlled by the Group. Further, the Group’s operating performance metrics continue to be presented before the effect of non-controlling interests in line with the Group’s policy. The proportion of profit after tax and equity of the conventional life insurance business in Malaysia attributed to non-
controlling interests in the 2026 consolidated financial statements will reflect a reduction in Detik Ria’s non-controlling interest in
SHS from 49 per cent to 30 per cent.